UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09815

THE ARBITRAGE FUNDS
(Exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010
(Address of principal executive offices) (Zip code)

John S. Orrico
Water Island Capital, LLC
41 Madison Avenue
42nd Floor
New York, NY 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-259-2655

Date of fiscal year end:  May 31

Date of reporting period:  June 1, 2014-August 31, 2014

Item 1 – Schedule of Investments.

THE ARBITRAGE FUND
Portfolio of Investments
August 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 77.23%
Aerospace & Defense - 0.00%(a)
Allied Defense Group, Inc.(b)(c)(d)	398,319	$21,469

Banks - 1.01%
1st United Bancorp, Inc.	1,363,205	11,859,883
OmniAmerican Bancorp, Inc.	542,683	14,088,051
		25,947,934

Biotechnology - 3.57%
InterMune, Inc.(b)(e)	1,245,428	91,476,687

Chemicals - 1.33%
Rockwood Holdings, Inc.	420,674	34,066,180

Commercial Services - 0.23%
EnerCare, Inc., Subscription Receipts(b)	472,387	5,978,152

Computers - 4.48%
Bull(b)	667,977	4,300,696
MICROS Systems, Inc.(b)	1,627,095	110,593,647
		114,894,343

Diversified Financial Services - 0.12%
IOOF Holdings Ltd.	82,265	724,521
SWS Group, Inc.(b)	325,302	2,430,006
		3,154,527

Electric - 5.28%
Integrys Energy Group, Inc.(f)	707,776	48,050,913
Pepco Holdings, Inc.(f)	3,103,313	85,527,306
Pike Corp.(b)(e)	152,199	1,814,212
		135,392,431

Engineering & Construction - 8.47%
Foster Wheeler AG(f)	3,985,474	130,085,871
URS Corp.(f)	1,437,686	87,095,018
		217,180,889

Entertainment - 0.24%
Bally Technologies, Inc.(b)(e)	52,318	4,148,294
Club Mediterranee SA(b)	74,333	2,099,913
		6,248,207

Food - 4.28%
Safeway, Inc.(f)	3,154,592	109,716,710

Gas - 0.35%
Envestra Ltd.	7,169,989	8,872,754

Healthcare - Products - 3.05%
Covidien Plc(e)	731,069	63,478,721
Medical Action Industries, Inc.(b)	1,063,288	14,630,843
		78,109,564

	Shares	Value
COMMON STOCKS - 77.23% (Continued)
Insurance - 5.10%
Protective Life Corp.(f)	1,464,710	$101,650,874
Schweizerische National-Versicherungs-Gesellschaft AG	326,682	29,179,156
		130,830,030

Internet - 0.02%
Wotif.com Holdings Ltd.	143,123	441,111

Media - 7.59%
DIRECTV(b)(e)	1,012,220	87,506,419
Sirius XM Holdings, Inc.(b)(e)	743,930	2,700,466
Time Warner Cable, Inc.(f)	706,399	104,497,604
		194,704,489

Mining - 0.69%
Agnico Eagle Mines Ltd.	28,429	1,087,168
Osisko Gold Royalties Ltd.(b)	1,055,666	14,602,425
Yamana Gold, Inc.	30,655	261,074
Yancoal Australia Ltd.(b)	5,778,676	1,619,100
		17,569,767

Oil & Gas - 0.31%
Kodiak Oil & Gas Corp.(b)(e)	488,027	7,940,199

Pharmaceuticals - 5.14%
Allergan, Inc.(e)	387,736	63,464,629
Mallinckrodt Plc(b)	71,000	5,785,790
Shire Plc, ADR(e)(f)	256,369	62,643,765
		131,894,184

Pipelines - 1.27%
Kinder Morgan Management LLC(b)	136,895	13,377,379
Kinder Morgan, Inc.(e)	475,900	19,159,734
		32,537,113

Real Estate Investment Trusts - 3.83%
American Realty Capital Healthcare Trust, Inc.(f)	8,449,770	92,693,977
Corio N.V.	101,396	5,447,107
		98,141,084

Retail - 4.19%
Family Dollar Stores, Inc.(e)	1,103,262	88,073,405
Tim Hortons, Inc.	240,572	19,337,803
		107,411,208

Savings & Loans - 0.52%
Hudson City Bancorp, Inc.	1,339,580	13,221,655

Semiconductors - 9.00%
Aeroflex Holding Corp.(b)	2,013,798	21,265,707
International Rectifier Corp.(b)(e)	759,027	29,905,664
Tokyo Electron Ltd., Unsponsored ADR	5,140,718	90,476,637
TriQuint Semiconductor, Inc.(b)(e)(f)	4,307,086	89,005,932
		230,653,940

	Shares	Value
COMMON STOCKS - 77.23% (Continued)
Telecommunications - 7.16%
Bell Aliant, Inc.	2,478,150	$70,312,634
tw telecom, Inc.(b)(e)(f)	2,622,918	107,631,440
Ziggo N.V.	120,285	5,721,385
		183,665,459

TOTAL COMMON STOCKS
(Cost $1,905,353,980)		1,980,070,086

LIMITED PARTNERSHIPS - 1.41%
Media - 0.36%
LIN Media LLC, Class A(b)	390,197	9,099,394

Pipelines - 1.05%
El Paso Pipeline Partners LP	322,106	13,386,725
Kinder Morgan Energy Partners LP	140,115	13,504,284
		26,891,009

TOTAL LIMITED PARTNERSHIPS
(Cost $35,975,488)		35,990,403

RIGHTS - 0.31%
ArthroCare Corp., CVR(b)(c)(d)	3,215,721	1,077,266
BMC Software, Inc., CVR(b)(c)(d)	4,637,757	456,819
Chelsea Therapeutics, CVR(b)(c)(d)	2,389,273	181,107
Cubist Pharmaceuticals, Inc., CPR(b)(c)(d)	119,343	45,147
Cubist Pharmaceuticals, Inc., CVR(b)	2,200,925	187,079
Leap Wireless International, CVR(b)(c)(d)	2,231,034	5,756,068
Trius Therapeutics, CVR(b)(c)(d)	1,034,403	163,643

TOTAL RIGHTS
(Cost $11,773,126)		7,867,129

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(b)- 0.50%
Call Options Purchased - 0.07%
Albemarle Corp.	09/2014	$65.00	854	$66,185
Medtronic, Inc.	09/2014	65.00	603	17,186
RF Micro Devices, Inc.	09/2014	13.00	12,341	308,525
tw telecom, Inc.	09/2014	40.00	1,181	180,102
Valeant Pharmaceuticals International, Inc.:
	10/2014	115.00	948	677,820
	10/2014	120.00	1,125	534,375

TOTAL CALL OPTIONS PURCHASED
(Cost $1,847,687)				1,784,193

Put Options Purchased - 0.43%
AbbVie, Inc.	01/2015	52.50	110	23,100
Albemarle Corp.	09/2014	55.00	854	10,675
Allergan, Inc.:
	10/2014	145.00	887	133,050
	10/2014	150.00	605	146,713
	10/2014	155.00	106	39,750
	10/2014	160.00	750	416,250

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(b)- 0.50% (Continued)
Put Options Purchased - 0.43% (Continued)
AT&T, Inc.	01/2015	$35.00	12,427	$2,230,647
Bally Technologies, Inc.	04/2015	75.00	68	21,080
Burger King Worldwide, Inc.:
	01/2015	30.00	161	39,043
	01/2015	32.00	161	61,985
	01/2015	33.00	1,603	713,335
Covidien Plc:
	10/2014	75.00	33	3,052
	10/2014	77.50	777	102,953
	10/2014	80.00	4,431	775,425
	11/2014	80.00	467	128,425
Family Dollar Stores, Inc.	10/2014	72.50	967	4,835
InterMune, Inc.:
	10/2014	58.00	110	1,430
	10/2014	60.00	672	11,760
	10/2014	50.00	470	8,930
	10/2014	55.00	1,409	35,929
	10/2014	60.00	74	2,220
International Rectifier Corp.:
	10/2014	35.00	881	8,810
	12/2014	35.00	9	112
Kinder Morgan, Inc.	01/2015	50.00	4,759	5,139,720
Kodiak Oil & Gas Corp.	09/2014	14.00	5,605	56,050
Pike Corp.	11/2014	10.00	254	635
Shire Plc, ADR:
	10/2014	205.00	2,364	661,920
	10/2014	215.00	390	177,450
	10/2014	220.00	24	14,280
Sirius XM Holdings, Inc.	01/2015	3.00	16,453	57,585
TriQuint Semiconductor, Inc.	09/2014	16.00	5,257	26,285

TOTAL PUT OPTIONS PURCHASED
(Cost $15,691,776)				11,053,434

TOTAL PURCHASED OPTIONS
(Cost $17,539,463)				12,837,627

	Yield	Shares	Value
SHORT-TERM INVESTMENTS - 19.00%
Money Market Fund
State Street Institutional Liquid Reserves Fund(g)	0.074%	487,163,446	487,163,446

TOTAL SHORT-TERM INVESTMENTS
(Cost $487,163,446)			487,163,446

Total Investments - 98.45% (Cost $2,457,805,503)	2,523,928,691

Other Assets in Excess of Liabilities - 1.55%	39,820,740

NET ASSETS - 100.00%	$2,563,749,431

(a)	Less than 0.005% of Net Assets.
(b)	Non-income-producing security.
(c)	Security considered illiquid. On August 31, 2014, the total market value of these securities was $7,701,519, representing 0.30% of net assets.
(d)
Security fair valued using methods determined in good faith by the Pricing Committee.  As of August 31, 2014, the total market value of these securities was $7,701,519, representing 0.30% of net assets.

(e)	Underlying security for a written/purchased call/put option.
(f)
Security, or a portion of security, is being held as collateral for short sales or written option contracts. At period end, the aggregate market value of those securities was $430,968,000, representing 16.81% of net assets.

(g)	Rate shown is the 7-day effective yield as of August 31, 2014.

Securities are determined to be illiquid under the procedures approved by the Funds Board of Trustees. Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
05/20/2010-12/28/2010	Allied Defense Group, Inc.	$20,354	$21,469	0.00%
05/30/2014	ArthroCare Corp., CVR	1,125,502	1,077,266	0.04
09/10/2013	BMC Software, Inc., CVR	0	456,819	0.02
06/24/2014	Chelsea Therapeutics, CVR	0	181,107	0.01
12/12/2011	Cubist Pharmaceuticals, Inc., CPR	0	45,147	0.00
03/14/2014	Leap Wireless International, CVR	5,756,068	5,756,068	0.22
09/12/2013	Trius Therapeutics, CVR	0	163,643	0.01
			$7,701,519	0.30%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (35.02%)
Banks - (1.34%)
M&T Bank Corp.	(111,507)	$(13,785,610)
Southside Bancshares, Inc.	(242,048)	(8,314,349)
Valley National Bancorp	(1,212,920)	(12,129,200)
		(34,229,159)

Chemicals - (0.50%)
Albemarle Corp.	(201,753)	(12,827,456)

Commercial Services - (0.23%)
EnerCare, Inc.	(472,387)	(6,004,220)

Diversified Financial Services - (0.03%)
IOOF Holdings Ltd.	(82,265)	(724,521)

Electric - (1.31%)
Wisconsin Energy Corp.	(743,373)	(33,697,098)

Engineering & Construction - (1.56%)
AECOM Technology Corp.	(1,055,300)	(39,932,552)

Healthcare - Products - (1.70%)
Medtronic, Inc.	(680,590)	(43,455,671)

Insurance - (0.50%)
Helvetia Holding AG	(22,244)	(11,060,820)
Hilltop Holdings, Inc.	(81,220)	(1,719,428)
		(12,780,248)

Media - (4.66%)
Comcast Corp., Class A	(2,027,818)	(110,982,479)
Liberty Global, Inc. Plc, Class A	(27,449)	(1,198,698)
Liberty Global, Inc. Plc, Series C	(67,720)	(2,839,500)
Media General, Inc.	(287,613)	(4,432,116)
		(119,452,793)

Mining - (0.62%)
Agnico Eagle Mines Ltd.	(28,000)	(1,071,840)
Osisko Gold Royalties Ltd.	(1,055,666)	(14,602,425)
Yamana Gold, Inc.	(32,800)	(278,800)
		(15,953,065)

Oil & Gas Services - (2.60%)
AMEC Plc	(3,570,668)	(66,687,720)

Pharmaceuticals - (2.60%)
AbbVie, Inc.	(661,392)	(36,561,749)
Mallinckrodt Plc	(71,000)	(5,785,790)
Valeant Pharmaceuticals International, Inc.	(207,336)	(24,320,513)
		(66,668,052)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (35.02%)(Continued)
Pipelines - (1.49%)
Kinder Morgan, Inc.	(951,797)	$(38,319,347)

Real Estate Investment Trusts - (3.51%)
Klepierre	(115,710)	(5,511,375)
Ventas, Inc.	(1,283,688)	(84,440,997)
		(89,952,372)

Semiconductors - (3.76%)
Applied Materials, Inc.	(4,176,953)	(96,508,499)

Telecommunications - (5.80%)
AT&T, Inc.	(155,782)	(5,446,139)
BCE, Inc.	(1,184,009)	(53,303,817)
RF Micro Devices, Inc.	(7,205,768)	(89,855,927)
		(148,605,883)

Telephones & Telecommunications - (2.81%)
Level 3 Communications, Inc.	(1,601,685)	(72,011,758)

TOTAL COMMON STOCKS
(Proceeds $847,993,948)		(897,810,414)

EXCHANGE-TRADED FUNDS - (1.09%)
Equity Funds - (1.09%)
SPDR® S&P 500® ETF Trust	(139,505)	(28,000,049)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $26,909,347)		(28,000,049)

RIGHTS - 0.00%
Chelsea Therapeutics, CVR	(1,100)	(83)

TOTAL RIGHTS
(Proceeds $0)		(83)

TOTAL SECURITIES SOLD SHORT
(Proceeds $874,903,295)		$(925,810,546)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
Allergan, Inc.:
	09/2014	$155.00	(238)	$(252,280)
	09/2014	160.00	(541)	(362,470)
Covidien Plc	09/2014	87.50	(4,431)	(432,023)
DIRECTV:
	09/2014	84.00	(469)	(132,492)
	09/2014	85.00	(734)	(142,763)
Family Dollar Stores, Inc.:
	09/2014	77.50	(27)	(6,683)
	10/2014	77.50	(86)	(22,790)
	10/2014	80.00	(3,207)	(344,752)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options (Continued)
International Rectifier Corp.	09/2014	$40.00	(201)	$(503)
Kinder Morgan, Inc.	01/2015	50.00	(4,759)	(45,210)
Level 3 Communications, Inc.:
	09/2014	43.00	(379)	(86,222)
	09/2014	44.00	(1,525)	(236,375)
	09/2014	45.00	(439)	(42,803)
Shire Plc, ADR:
	09/2014	250.00	(849)	(288,660)
	10/2014	255.00	(347)	(218,610)
Sirius XM Holdings, Inc.	01/2015	4.00	(16,453)	(106,945)
Wisconsin Energy Corp.	10/2014	45.00	(550)	(61,875)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $2,480,885)				(2,783,456)
Written Put Options
Albemarle Corp.	09/2014	60.00	(854)	(23,485)
Family Dollar Stores, Inc.:
	09/2014	75.00	(806)	(14,105)
	10/2014	75.00	(86)	(1,290)
Medtronic, Inc.	09/2014	62.50	(603)	(16,582)
Valeant Pharmaceuticals International, Inc.:
	10/2014	105.00	(1,035)	(188,888)
	10/2014	110.00	(844)	(259,530)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $725,748)				(503,880)

TOTAL WRITTEN OPTIONS
(Premiums received $3,206,633)				$(3,287,336)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation
Goldman, Sachs & Co.	Hyder Consulting Plc	1 Month-LIBOR plus 0.45 bps	08/05/2015	$2,055,668	$324,203
				$2,055,668	$324,203

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	4,896,400	Sale	09/16/2014	4,567,290	$11,240
CAD	18,631,100	Purchase	09/16/2014	17,128,108	38,978
CAD	12,187,800	Sale	09/16/2014	11,204,597	31,528
CHF	16,601,600	Sale	09/16/2014	18,086,147	419,116
EUR	9,722,498	Sale	09/16/2014	12,776,152	359,514
GBP	80,929,100	Sale	09/16/2014	134,335,981	3,212,218
NOK	30,200,000	Sale	09/16/2014	4,869,534	154,301
SEK	45,595,600	Sale	09/16/2014	6,523,334	270,155
SGD	1,307,200	Purchase	09/16/2014	1,046,540	42
SGD	83,700	Sale	09/16/2014	67,010	438
					$4,497,530

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	54,855,800	Purchase	09/16/2014	51,168,687	$(66,377)
AUD	67,391,313	Sale	09/16/2014	62,861,629	(5,675)
CAD	56,274,100	Purchase	09/16/2014	51,734,406	(336,987)
CAD	95,553,016	Sale	09/16/2014	87,844,648	(227,287)
EUR	3,623,100	Purchase	09/16/2014	4,761,048	(113,009)
GBP	64,276,100	Purchase	09/16/2014	106,693,303	(2,522,390)
GBP	5,032,700	Sale	09/16/2014	8,353,889	(3,757)
HKD	63,079,400	Purchase	09/16/2014	8,139,445	(517)
HKD	63,079,400	Sale	09/16/2014	8,139,445	(1,057)
NOK	30,200,000	Purchase	09/16/2014	4,869,534	(58,160)
SEK	45,595,600	Purchase	09/16/2014	6,523,334	(104,898)
SGD	36,500	Purchase	09/16/2014	29,222	(40)
SGD	1,260,000	Sale	09/16/2014	1,008,752	(1,045)
					$(3,441,199)

Country	% of Net Assets(a)
Canada	4.35%
Japan	3.53%
Great Britain	2.44%
Switzerland	1.14%
Australia	0.45%
Netherlands	0.44%
France	0.25%
Ireland	0.23%
United States	85.62%
Other Assets in Excess of Liabilities	1.55%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders
AUD - Australian Dollar
bps - Basis Points
CAD - Canadian Dollar
CHF - Swiss Franc
CPR - Conditional Prepayment Rate
CVR - Contingent Value Rights
ETF -  Exchange-Traded Fund
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
NOK - Norwegian Kronor
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation
Plc - Public Limited Liability
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company
SEK - Swedish Kronor
SGD - Singapore Dollar
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipt

See Notes to Quarterly Portfolio of Investments.

The following is a summary of the inputs used as of August 31, 2014, in valuing the Arbitrage Fund’s investments carried at value:

Investments in Securities at Value
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$–	$–	$21,469	$21,469
Banks	25,947,934	–	–	25,947,934
Biotechnology	91,476,687	–	–	91,476,687
Chemicals	34,066,180	–	–	34,066,180
Commercial Services	5,978,152	–	–	5,978,152
Computers	114,894,343	–	–	114,894,343
Diversified Financial Services	3,154,527	–	–	3,154,527
Electric	135,392,431	–	–	135,392,431
Engineering & Construction	217,180,889	–	–	217,180,889
Entertainment	6,248,207	–	–	6,248,207
Food	109,716,710	–	–	109,716,710
Gas	8,872,754	–	–	8,872,754
Healthcare - Products	78,109,564	–	–	78,109,564
Insurance	130,830,030	–	–	130,830,030
Internet	441,111	–	–	441,111
Media	194,704,489	–	–	194,704,489
Mining	17,569,767	–	–	17,569,767
Oil & Gas	7,940,199	–	–	7,940,199
Pharmaceuticals	131,894,184	–	–	131,894,184
Pipelines	32,537,113	–	–	32,537,113
Real Estate Investment Trusts	98,141,084	–	–	98,141,084
Retail	107,411,208	–	–	107,411,208
Savings & Loans	13,221,655	–	–	13,221,655
Semiconductors	230,653,940	–	–	230,653,940
Telecommunications	183,665,459	–	–	183,665,459
Limited Partnerships	35,990,403	–	–	35,990,403
Rights	187,079	–	7,680,050	7,867,129
Purchased Options	12,837,627	–	–	12,837,627
Short-Term Investments	487,163,446	–	–	487,163,446
TOTAL	$2,516,227,172	$–	$7,701,519	$2,523,928,691

Other Financial Instruments*
Assets
Forward Foreign Currency Exchange Contracts	$–	$4,497,530	$–	$4,497,530
Equity Swaps	324,203	–	–	324,203
Liabilities
Common Stocks**	(897,810,414)	–	–	(897,810,414)
Exchange-Traded Funds	(28,000,049)	–	–	(28,000,049)
Rights	–	–	(83)	(83)
Written Options	(3,287,336)	–	–	(3,287,336)
Forward Foreign Currency Exchange Contracts	–	(3,441,199)	–	(3,441,199)
TOTAL	$(928,773,596)	$1,056,331	$(83)	$(927,717,348)

*	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.
**	Refer to Portfolio of Investments for sector information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2014:

Investments in Securities	Balance as of May 31, 2014	Realized Gain	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of August 31, 2014	Net change in unrealized appreciation included in the Statements of Operations attributable to Level 3 investments held at August 31, 2014
Common Stocks	$21,230	$-	$239	$-	$-	$-	$-	$21,469	$239
Rights	7,414,115	-	265,935	0	-	-	-	7,680,050	265,935
Total	$7,435,345	$-	$266,174	$0	$-	$-	$-	$7,701,519	$266,174

Other Financial Instruments	Balance as of May 31, 2014	Realized Gain	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of August 31, 2014	Net change in unrealized depreciation included in the Statements of Operations attributable to Level 3 investments held at August 31, 2014
Rights	$-	$-	$(83)	$0	$-	$-	$-	$(83)	$(83)
Total	$-	$-	$(83)	$0	$-	$-	$-	$(83)	$(83)

THE ARBITRAGE EVENT-DRIVEN FUND
Portfolio of Investments
August 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 54.63%
Aerospace & Defense - 1.22%
Allied Defense Group, Inc.(a)(b)(c)	5,000	$270
B/E Aerospace, Inc.(a)(d)	97,642	8,274,183
		8,274,453

Auto Manufacturers - 1.21%
General Motors Co.(d)(e)	235,811	8,206,223

Biotechnology - 1.52%
InterMune, Inc.(a)(e)	139,333	10,234,009

Chemicals - 0.55%
Rockwood Holdings, Inc.	46,295	3,748,969

Coal - 2.02%
Alpha Natural Resources, Inc.(a)	4,600	18,170
CONSOL Energy, Inc.(d)(e)	218,461	8,799,609
Peabody Energy Corp.(d)	302,797	4,808,416
		13,626,195

Commercial Services - 0.88%
Civeo Corp.(e)(f)	233,406	5,930,846

Computers - 1.75%
MICROS Systems, Inc.(a)	173,472	11,790,892

Diversified Financial Services - 1.09%
Outerwall, Inc.(a)(e)	124,732	7,350,457

Electric - 2.33%
Integrys Energy Group, Inc.	75,467	5,123,455
Paragon Offshore Plc(a)	125,620	1,170,778
Pepco Holdings, Inc.	343,000	9,453,080
		15,747,313

Engineering & Construction - 2.75%
Foster Wheeler AG	270,913	8,842,600
URS Corp.	160,842	9,743,809
		18,586,409

Entertainment - 0.03%
Club Mediterranee SA(a)	7,955	224,729

Food - 2.82%
Chiquita Brands International, Inc.(a)(e)	53,000	736,700
Safeway, Inc.(d)	338,673	11,779,047
Tyson Foods, Inc., Class A(e)	171,213	6,516,367
		19,032,114

Gas - 0.04%
Envestra Ltd.	194,171	240,284

Healthcare - Products - 2.16%
Covidien Plc(e)	81,777	7,100,697

	Shares	Value
COMMON STOCKS - 54.63% (Continued)
Healthcare - Products - 2.16% (Continued)
Medtronic, Inc.(d)(e)	116,996	$7,470,194
		14,570,891

Healthcare - Services - 0.14%
WellCare Health Plans, Inc.(a)(e)	14,322	943,247

Insurance - 4.34%
Assured Guaranty Ltd.(d)	200,350	4,838,453
Genworth Financial, Inc., Class A(a)(d)(e)	701,836	9,959,053
Protective Life Corp.(d)	161,726	11,223,784
Schweizerische National-Versicherungs-Gesellschaft AG	36,548	3,264,458
		29,285,748

Internet - 0.61%
Rackspace Hosting, Inc.(a)(e)	42,875	1,483,475
Shutterfly, Inc.(a)(e)	51,459	2,624,924
		4,108,399

Machinery - Diversified - 1.09%
MAN SE	6,908	819,182
Manitowoc Co., Inc.(d)(e)	221,487	6,516,148
		7,335,330

Media - 6.05%
Charter Communications, Inc., Class A(a)(d)(e)	36,904	5,789,131
DIRECTV(a)(e)	113,218	9,787,696
DISH Network Corp., Class A(a)	62,321	4,039,024
RDA Holding Co.	2,740	82,200
Sirius XM Holdings, Inc.(a)(e)	43,053	156,282
Time Warner Cable, Inc.(d)	76,911	11,377,444
Time Warner, Inc.(e)	51,095	3,935,848
Viacom, Inc., Class B(e)	70,027	5,682,691
		40,850,316

Mining - 0.59%
Agnico Eagle Mines Ltd.	5,504	210,481
Nevada Copper Corp.(a)	6,725	13,916
Osisko Gold Royalties Ltd.(a)	262,692	3,633,669
Yamana Gold, Inc.	6,410	54,591
Yancoal Australia Ltd.(a)	359,163	100,632
		4,013,289

Oil & Gas - 0.80%
Ithaca Energy, Inc., CAD(a)	534,726	1,214,728
Ithaca Energy, Inc., GBP(a)	138,097	311,220
Kodiak Oil & Gas Corp.(a)(e)	77,173	1,255,605
Noble Corp. Plc	42,518	1,210,062
Talisman Energy, Inc.	140,888	1,418,742
		5,410,357

Oil & Gas Services - 1.18%
NOW, Inc.(a)	105,998	3,501,114
Weatherford International Plc(a)(e)	189,264	4,483,664
		7,984,778

	Shares	Value
COMMON STOCKS - 54.63% (Continued)
Pharmaceuticals - 5.55%
AbbVie, Inc.(e)	93,175	$5,150,714
Actavis Plc(a)(d)(e)	31,754	7,207,523
Celesio AG	50,747	1,723,662
Mallinckrodt Plc(a)	5,399	439,964
Mylan, Inc.(a)(d)(e)	254,703	12,378,566
Shire Plc, ADR(e)	28,097	6,865,502
Valeant Pharmaceuticals International, Inc.(a)	31,872	3,738,585
		37,504,516

Pipelines - 0.52%
Kinder Morgan Management LLC(a)	14,697	1,436,191
Kinder Morgan, Inc.(e)	51,100	2,057,286
		3,493,477

Real Estate Investment Trusts - 1.50%
American Realty Capital Healthcare Trust, Inc.(d)	922,679	10,121,789

Retail - 2.58%
Burger King Worldwide, Inc.(e)	17,574	563,071
Express, Inc.(a)	69,083	1,197,899
Family Dollar Stores, Inc.(e)	123,202	9,835,216
PetSmart, Inc.(e)	51,617	3,694,229
Tim Hortons, Inc.	26,911	2,163,176
		17,453,591

Savings & Loans - 0.21%
Hudson City Bancorp, Inc.	142,736	1,408,804

Semiconductors - 4.88%
International Rectifier Corp.(a)(e)	83,458	3,288,245
Tokyo Electron Ltd., Unsponsored ADR(d)	972,454	17,115,190
TriQuint Semiconductor, Inc.(a)(d)	606,443	12,532,145
		32,935,580

Telecommunications - 4.01%
DigitalGlobe, Inc.(a)(d)	67,356	2,045,602
HC2 Holdings, Inc.(a)	75,406	294,083
Juniper Networks, Inc.(d)(e)	289,413	6,711,488
T-Mobile US, Inc.(a)(d)(e)	185,440	5,578,035
tw telecom, Inc.(a)(d)	288,650	11,844,753
Ziggo N.V.	13,457	640,085
		27,114,046

Telephones & Telecommunications - 0.21%
CenturyLink, Inc.	35,354	1,449,160

TOTAL COMMON STOCKS
(Cost $356,516,818)		368,976,211

LIMITED PARTNERSHIPS - 0.43%
Pipelines - 0.43%
El Paso Pipeline Partners LP	34,581	1,437,187

	Shares	Value
LIMITED PARTNERSHIPS - 0.43% (Continued)
Pipelines - 0.43% (Continued)
Kinder Morgan Energy Partners LP	15,043	$1,449,844
		2,887,031

TOTAL LIMITED PARTNERSHIPS
(Cost $2,788,950)		2,887,031

EXCHANGE-TRADED NOTES - 0.17%
Debt Funds - 0.17%
iPath® S&P 500® VIX Short-Term Futures™ ETN(a)	41,422	1,164,372

TOTAL EXCHANGE-TRADED NOTES
(Cost $1,278,301)		1,164,372

PREFERRED STOCKS - 0.39%
Food - 0.39%
Tyson Foods, Inc., 4.750%(a)	53,093	2,666,861

TOTAL PREFERRED STOCKS
(Cost $2,646,991)		2,666,861

RIGHTS - 0.05%
ArthroCare Corp., CVR(a)(b)(c)	157,791	52,860
BMC Software, Inc., CVR(a)(b)(c)	49,764	4,902
Chelsea Therapeutics, CVR(a)(b)(c)	434,520	32,937
Cubist Pharmaceuticals, Inc., CPR(a)(b)(c)	34,500	13,051
Cubist Pharmaceuticals, Inc., CVR(a)	121,458	10,324
Leap Wireless International, CVR(a)(b)(c)	81,078	209,181
Trius Therapeutics, CVR(a)(b)(c)	103,378	16,354

TOTAL RIGHTS
(Cost $532,904)		339,609

	Maturity Date	Rate	Principal Amount	Value
BANK LOANS - 3.55%
Cengage Learning Acquisitions, Inc.(g)	03/06/2020	7.000%	$4,738,125	$4,778,091
FairPoint Communications, Inc.(g)	02/14/2019	7.500%	2,679,648	2,738,279
OSG Bulk Ships, Inc.(g)	07/22/2019	5.250%	5,350,000	5,388,467
Station Casinos(g)	03/01/2020	4.250%	2,498,920	2,494,634
Vantage Drilling Co.(g)	03/28/2019	5.750%	5,888,839	5,875,353
Zayo Bandwidth LLC(g)	06/14/2019	4.000%	2,749,081	2,743,542

TOTAL BANK LOANS
(Cost $24,168,747)				24,018,366

CORPORATE BONDS - 24.18%
Aerospace & Defense - 1.94%
Alliant Techsystems, Inc.	09/15/2020	6.875%	4,942,000	5,331,182
B/E Aerospace, Inc.
	10/01/2020	6.875%	1,040,000	1,119,300
	04/01/2022	5.250%	6,165,000	6,673,613
				13,124,095

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 24.18% (Continued)
Banks - 1.10%
PNC Preferred Funding Trust II(h)(i)	Perpetual Maturity	1.453%	$4,712,000	$4,523,520
Wells Fargo Capital X	12/15/2036	5.950%	2,867,000	2,924,340
				7,447,860
Commercial Services - 0.70%
Ceridian LLC / Comdata, Inc.(i)	11/15/2017	8.125%	4,630,000	4,692,505

Diversified Financial Services - 2.22%
Nuveen Investments, Inc.(i)	10/15/2020	9.500%	5,127,000	5,984,952
Prospect Holding Co., LLC / Prospect Holding Finance Co.(i)	10/01/2018	10.250%	5,321,000	5,081,555
ROC Finance LLC(i)	09/01/2018	12.125%	3,653,000	3,936,108
				15,002,615
Food - 1.05%
Safeway, Inc.	08/15/2017	6.350%	494,000	534,325
US Foods, Inc.	06/30/2019	8.500%	6,162,000	6,568,692
				7,103,017
Healthcare - Products - 0.70%
Biomet, Inc.	10/01/2020	6.500%	4,444,000	4,738,415

Healthcare - Services - 0.93%
MedImpact Holdings, Inc.(i)	02/01/2018	10.500%	5,837,000	6,296,664

Household Products & Wares - 0.94%
American Achievement Corp.(i)	04/15/2016	10.875%	6,216,000	6,371,400

Insurance - 1.55%
Ambac Assurance Corp.(d)(i)	06/07/2020	5.100%	5,302,000	6,070,790
Ambac Assurance Corp.(i)	08/28/2039	5.100%	1,598,000	1,256,427
Syncora Holdings Ltd.(h)
	Perpetual Maturity	5.000%	1,122,292	937,114
	Perpetual Maturity	6.880%	2,724,000	2,172,390
				10,436,721
Iron & Steel - 0.94%
Essar Steel Algoma, Inc.(i)	03/15/2015	9.375%	4,646,000	4,646,000
Essar Steel Algoma, Inc.(i)(j)	06/15/2015	9.875%	2,016,000	1,673,280
				6,319,280

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 24.18% (Continued)
Media - 3.03%
CCO Holdings LLC / CCO Holdings Capital Corp.	01/15/2019	7.000%	$2,111,000	$2,213,806
LIN Television Corp.	04/15/2018	8.375%	5,547,000	5,796,615
Nara Cable Funding Ltd.(i)
	12/01/2018	8.875%	7,710,000	8,153,325
Univision Communications, Inc.(i)	05/15/2021	8.500%	3,942,000	4,316,490
				20,480,236
Mining - 0.89%
Prince Mineral Holding Corp.(i)	12/15/2019	11.750%	5,355,000	5,997,600

Oil & Gas - 2.89%
Endeavour International Corp.	03/01/2018	12.000%	1,835,000	1,669,850
Forest Oil Corp.(d)	06/15/2019	7.250%	2,409,000	2,315,651
Newfield Exploration Co.	05/15/2018	7.125%	1,507,000	1,550,326
QR Energy LP / QRE Finance Corp., LLC	08/01/2020	9.250%	5,913,000	6,755,603
Sabine Oil & Gas LLC / Sabine Oil & Gas Finance Corp.	02/15/2017	9.750%	5,261,000	5,458,287
Southern Pacific Resource Corp.(i)	01/25/2018	8.750%	4,828,000	1,776,143
				19,525,860
Real Estate Investment Trusts - 1.79%
NorthStar Realty Finance Corp.	09/30/2014	3.000%	12,104,000	12,108,842

Retail - 1.24%
Brown Shoe Co., Inc.	05/15/2019	7.125%	195,000	205,725
Cash America International, Inc.	05/15/2018	5.750%	4,580,000	4,763,200
PC Nextco Holdings LLC / PC Nextco Finance, Inc., PIK (9.50% PIK)(i)	08/15/2019	8.750%	3,319,000	3,410,272
				8,379,197
Semiconductors - 0.62%
Freescale Semiconductor, Inc.	08/01/2020	10.750%	3,729,000	4,195,125

Telecommunications - 1.65%
T-Mobile USA, Inc.	04/28/2019	6.464%	4,211,000	4,389,967
tw telecom holdings, Inc.	09/01/2023	6.375%	4,155,000	4,695,150
Windstream Corp.	09/01/2018	8.125%	1,934,000	2,018,613
				11,103,730

TOTAL CORPORATE BONDS
(Cost $164,498,518)				163,323,162

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 4.73%
Engineering & Construction - 0.47%
Aecon Group, Inc.
	09/30/2014	7.000%	$1,449,000	$1,336,790
	10/31/2015	6.250%	1,890,000	1,855,409
				3,192,199
Lodging - 0.86%
Morgans Hotel Group Co.(d)	10/15/2014	2.375%	5,827,000	5,783,297

Mining - 0.76%
Primero Mining Corp.	03/31/2016	6.500%	4,993,000	5,092,860

Oil & Gas - 0.57%
BPZ Resources, Inc.	10/01/2017	8.500%	3,662,000	3,874,854

Oil & Gas Services - 0.22%
Cal Dive International, Inc.	07/15/2017	5.000%	2,361,000	1,512,516

Real Estate Investment Trusts - 0.72%
Annaly Capital Management, Inc.	02/15/2015	4.000%	4,553,000	4,848,945

Telecommunications - 0.22%
Globalstar, Inc., PIK (2.25% PIK)	04/01/2028	8.000%	226,769	1,512,833

Transportation - 0.91%
DryShips, Inc.	12/01/2014	5.000%	6,132,000	6,112,837

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $30,692,039)				31,930,341

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a)- 0.33%
Call Options Purchased - 0.03%
Albemarle Corp.	09/2014	$65.00	98	$7,595
Athabasca Oil Corp.	10/2014	8.00	1,083	47,312
CareFusion Corp.	09/2014	45.00	877	109,625
Medtronic, Inc.	09/2014	65.00	65	1,853
Peabody Energy Corp.:
	09/2014	16.50	151	377
	09/2014	17.00	302	1,812
tw telecom, Inc.	09/2014	40.00	129	19,672

TOTAL CALL OPTIONS PURCHASED
(Cost $262,122)				188,246

Put Options Purchased - 0.30%
AbbVie, Inc.:
	09/2014	52.50	541	9,468
	01/2015	52.50	11	2,310

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a)- 0.33% (Continued)
Put Options Purchased - 0.30% (Continued)
Actavis Plc	09/2014	$210.00	514	$61,680
Albemarle Corp.	09/2014	55.00	98	1,225
AT&T, Inc.	01/2015	35.00	1,415	253,993
Burger King Worldwide, Inc.:
	01/2015	30.00	18	4,365
	01/2015	32.00	18	6,930
	01/2015	33.00	179	79,655
Charter Communications, Inc., Class A:
	09/2014	135.00	176	7,920
	09/2014	155.00	129	30,637
Civeo Corp.	09/2014	22.50	1,064	18,620
Covidien Plc:
	10/2014	75.00	3	277
	10/2014	77.50	85	11,263
	10/2014	80.00	473	82,775
	11/2014	80.00	110	30,250
Family Dollar Stores, Inc.	10/2014	72.50	103	515
General Motors Co.	09/2014	33.00	1,515	26,513
Imperial Tobacco Group	12/2014	2,400.00	164	83,721
InterMune, Inc.:
	10/2014	58.00	12	156
	10/2014	60.00	73	1,278
	10/2014	40.00	217	2,278
	10/2014	45.00	216	1,188
	10/2014	50.00	52	988
	10/2014	55.00	157	4,003
	10/2014	60.00	8	240
International Rectifier Corp.:
	10/2014	35.00	95	950
	12/2014	35.00	1	12
iShares® 7-10 Year Treasury Bond ETF	12/2014	101.00	140	4,900
iShares® Russell 2000 Growth ETF	09/2014	127.00	520	9,100
Juniper Networks, Inc.	10/2014	21.00	2,723	46,291
Kinder Morgan, Inc.	01/2015	50.00	511	551,880
Kodiak Oil & Gas Corp.	09/2014	14.00	772	7,720
Medtronic, Inc.	09/2014	60.00	980	8,330
Mylan, Inc.	10/2014	45.00	1,613	78,230
Outerwall, Inc.	10/2014	55.00	1,316	167,790
PetSmart, Inc.	09/2014	65.00	521	7,815
Rackspace Hosting, Inc.	09/2014	28.00	781	9,763
Shire Plc, ADR:
	10/2014	205.00	255	71,400
	10/2014	215.00	41	18,655
	10/2014	220.00	2	1,190

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a)- 0.33% (Continued)
Put Options Purchased - 0.30% (Continued)
Shutterfly, Inc.	09/2014	$45.00	535	$13,375
Sirius XM Holdings, Inc.	01/2015	3.00	946	3,311
SPDR® S&P 500® ETF Trust:
	09/2014	192.00	69	2,622
	09/2014	196.00	69	5,554
	10/2014	190.00	537	56,385
	10/2014	195.00	520	96,200
T-Mobile US, Inc.	09/2014	29.00	1,074	64,440
Tyson Foods, Inc., Class A	10/2014	35.00	781	25,383
Viacom, Inc., Class B:
	09/2014	77.50	781	25,382
	09/2014	82.50	3	683
Weatherford International Plc	10/2014	21.00	2,079	49,896

TOTAL PUT OPTIONS PURCHASED
(Cost $4,850,682)				2,049,505

TOTAL PURCHASED OPTIONS
(Cost $5,112,804)				2,237,751

	Yield	Shares	Value
SHORT-TERM INVESTMENTS - 8.93%
Time Deposits
Euro Time Deposit	0.010%	60,280,052	60,280,052

TOTAL SHORT-TERM INVESTMENTS
(Cost $60,280,052)			60,280,052

Total Investments - 97.39% (Cost $648,516,124)			657,823,756

Other Assets in Excess of Liabilities - 2.61%			17,620,393

NET ASSETS - 100.00%			$675,444,149

(a)	Non-income-producing security.
(b)	Security considered illiquid. On August 31, 2014, the total market value of these securities was $329,555, representing 0.05% of net assets.
(c)	Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2014, the total market value of these securities was $329,555, representing 0.05% of net assets.
(d)
Security, or a portion of security, is being held as collateral for short sales or written option contracts. At period end, the aggregate market value of those securities was $96,460,464, representing 14.28% of net assets.

(e)	Underlying security for a written/purchased call/put option.
(f)	When-issued security. A conditional transaction in a security authorized for issuance, but not yet issued.
(g)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at August 31, 2014.
(h)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2014, these securities had a total value of $74,187,031 or 10.98% of net assets.

(j)	Security in default on interest payments.

Securities are determined to be illiquid under the procedures approved by the Funds Board of Trustees. Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
12/31/2010-01/05/2011	Allied Defense Group, Inc.	$256	$270	0.00%
05/30/2014	ArthroCare Corp., CVR	55,227	52,860	0.01
09/10/2013	BMC Software, Inc., CVR	0	4,902	0.00
06/24/2014	Chelsea Therapeutics, CVR	0	32,937	0.00
12/12/2011	Cubist Pharmaceuticals, Inc., CPR	0	13,051	0.00
03/17/2014	Leap Wireless International, CVR	209,181	209,181	0.03
09/12/2013	Trius Therapeutics, CVR	0	16,354	0.01
			$329,555	0.05%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (17.41%)
Aerospace & Defense - (0.41%)
Boeing Co.	(10,440)	$(1,323,792)
General Dynamics Corp.	(11,903)	(1,467,045)
		(2,790,837)

Agriculture - (0.42%)
Altria Group, Inc.	(22,211)	(956,850)
British American Tobacco Plc, Sponsored ADR	(7,766)	(919,649)
Philip Morris International, Inc.	(10,972)	(938,984)
		(2,815,483)

Auto Manufacturers - (0.14%)
Ford Motor Co.	(54,743)	(953,076)

Banks - (0.22%)
M&T Bank Corp.	(12,260)	(1,515,704)

Chemicals - (0.21%)
Albemarle Corp.	(22,196)	(1,411,222)

Distributors & Wholesalers - (0.74%)
Fastenal Co.	(38,139)	(1,726,934)
HD Supply Holdings, Inc.	(41,787)	(1,160,425)
WESCO International, Inc.	(11,427)	(959,754)
WW Grainger, Inc.	(4,607)	(1,134,243)
		(4,981,356)

Electric - (0.54%)
Wisconsin Energy Corp.	(79,823)	(3,618,377)

Engineering & Construction - (0.72%)
AECOM Technology Corp.	(117,502)	(4,446,276)
Aecon Group, Inc.	(25,266)	(384,811)
		(4,831,087)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (17.41%)(Continued)
Food - (0.08%)
Tyson Foods, Inc., Class A	(13,273)	$(505,170)

Healthcare - Products - (0.72%)
Medtronic, Inc.	(75,649)	(4,830,189)

Insurance - (0.36%)
Genworth Financial, Inc., Class A	(85,500)	(1,213,245)
Helvetia Holding AG	(2,495)	(1,240,638)
		(2,453,883)

Media - (1.85%)
Comcast Corp., Class A	(219,972)	(12,039,067)
Liberty Global, Inc. Plc, Class A	(3,071)	(134,111)
Liberty Global, Inc. Plc, Series C	(7,576)	(317,662)
		(12,490,840)

Metal Fabricate & Hardware - (0.18%)
Precision Castparts Corp.	(5,074)	(1,238,360)

Mining - (0.38%)
Agnico Eagle Mines Ltd.	(5,500)	(210,540)
Nevada Copper Corp.	(6,725)	(13,916)
Osisko Gold Royalties Ltd.	(166,929)	(2,309,034)
Yamana Gold, Inc.	(6,400)	(54,400)
		(2,587,890)

Oil & Gas - (0.47%)
Atwood Oceanics, Inc.	(4,417)	(218,244)
BPZ Resources, Inc.	(411,294)	(1,007,670)
Diamond Offshore Drilling, Inc.	(14,209)	(624,343)
Endeavour International Corp.	(11,305)	(10,095)
Ensco Plc, Class A	(13,674)	(690,264)
Hercules Offshore, Inc.	(70,396)	(237,235)
Rowan Companies Plc, Class A	(6,551)	(198,626)
Seadrill Ltd.	(5,243)	(195,302)
		(3,181,779)

Oil & Gas Services - (0.67%)
AMEC Plc	(243,736)	(4,552,145)

Pharmaceuticals - (1.21%)
AbbVie, Inc.	(72,198)	(3,991,105)
Mallinckrodt Plc	(5,399)	(439,964)
Valeant Pharmaceuticals International, Inc.	(31,872)	(3,738,586)
		(8,169,655)

Pipelines - (0.61%)
Kinder Morgan, Inc.	(102,386)	(4,122,060)

Real Estate Investment Trusts - (1.70%)
Annaly Capital Management, Inc.	(191,392)	(2,277,565)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (17.41%)(Continued)
Real Estate Investment Trusts - (1.70%) (Continued)
Ventas, Inc.	(140,173)	$(9,220,580)
		(11,498,145)

Retail - (0.01%)
Abercrombie & Fitch Co., Class A	(311)	(13,000)
American Eagle Outfitters, Inc.	(1,479)	(20,824)
Gap, Inc.	(457)	(21,090)
Guess?, Inc	(881)	(20,651)
Urban Outfitters, Inc.	(575)	(22,879)
		(98,444)

Semiconductors - (2.70%)
Applied Materials, Inc.	(790,043)	(18,253,943)

Telecommunications - (1.92%)
AT&T, Inc.	(1,171)	(40,938)
Globalstar, Inc.	(57,015)	(226,920)
RF Micro Devices, Inc.	(1,015,694)	(12,665,704)
		(12,933,562)

Telephones & Telecommunications - (1.15%)
Level 3 Communications, Inc.	(173,251)	(7,789,365)

TOTAL COMMON STOCKS
(Proceeds $111,174,219)		(117,622,572)

EXCHANGE-TRADED FUNDS - (9.73%)
Debt Funds - (0.26%)
iShares® 7-10 Year Treasury Bond ETF	(7,435)	(779,932)
SPDR® Barclays High Yield Bond ETF Trust	(22,417)	(927,391)
		(1,707,323)

Equity Funds - (9.47%)
Consumer Staples Select Sector SPDR® Fund	(123,444)	(5,571,028)
Health Care Select Sector SPDR® Fund	(109,698)	(7,005,314)
iShares® Nasdaq Biotechnology ETF	(6,933)	(1,917,321)
iShares® Russell 2000 Growth ETF	(100,876)	(13,814,968)
Market Vectors® Coal ETF	(77,459)	(1,498,832)
Market Vectors® Oil Service ETF	(64,444)	(3,554,731)
SPDR® S&P 500® ETF Trust	(144,997)	(29,102,348)
SPDR® S&P 500® Insurance ETF Trust	(23,321)	(1,513,999)
		(63,978,541)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $63,648,490)		(65,685,864)

RIGHTS - 0.00%
Chelsea Therapeutics, CVR	(200)	(15)

TOTAL RIGHTS
(Proceeds $0)		(15)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (0.85%)
Pipelines - (0.05%)
Kinder Morgan Energy Partners LP	09/01/2022	3.950%	$(330,000)	$(335,897)

Telecommunications - (0.80%)
SoftBank Corp.	04/15/2020	4.500%	(331,000)	(336,792)
T-Mobile USA, Inc.	04/01/2023	6.625%	(4,813,000)	(5,065,683)
				(5,402,475)

TOTAL CORPORATE BONDS
(Proceeds $5,806,693)				(5,738,372)

TOTAL SECURITIES SOLD SHORT
(Proceeds $180,629,402)				$(189,046,823)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
AbbVie, Inc.	09/2014	$55.00	(521)	$(56,007)
Chiquita Brands International, Inc.	11/2014	14.00	(530)	(35,775)
CONSOL Energy, Inc.:
	09/2014	40.00	(69)	(6,934)
	09/2014	41.00	(69)	(3,692)
Covidien Plc	09/2014	87.50	(473)	(46,118)
DIRECTV:
	09/2014	84.00	(33)	(9,323)
	09/2014	85.00	(63)	(12,253)
Family Dollar Stores, Inc.:
	09/2014	77.50	(3)	(742)
	10/2014	77.50	(7)	(1,855)
	10/2014	80.00	(352)	(37,840)
General Motors Co.:
	09/2014	34.00	(138)	(12,834)
	09/2014	35.00	(138)	(5,244)
Genworth Financial, Inc., Class A	09/2014	14.00	(54)	(1,512)
Imperial Tobacco Group	09/2014	2,600.00	(133)	(134,135)
International Rectifier Corp.	09/2014	40.00	(22)	(55)
Juniper Networks, Inc.	09/2014	24.00	(545)	(7,358)
Kinder Morgan, Inc.	01/2015	50.00	(511)	(4,854)
Level 3 Communications, Inc.:
	09/2014	43.00	(50)	(11,375)
	09/2014	44.00	(190)	(29,450)
	09/2014	45.00	(48)	(4,680)
Manitowoc Co., Inc.:
	09/2014	28.00	(161)	(26,968)
	09/2014	29.00	(214)	(20,865)
	09/2014	30.00	(73)	(3,650)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options (Continued)
Mylan, Inc.:
	09/2014	$45.00	(167)	$(59,285)
	09/2014	46.00	(135)	(36,382)
	09/2014	47.00	(55)	(11,165)
Shire Plc, ADR:
	09/2014	250.00	(91)	(30,940)
	10/2014	255.00	(36)	(22,680)
Sirius XM Holdings, Inc.	01/2015	4.00	(946)	(6,149)
Time Warner, Inc.	09/2014	77.50	(130)	(16,315)
WellCare Health Plans, Inc.	09/2014	60.00	(69)	(37,260)
Wisconsin Energy Corp.	10/2014	45.00	(53)	(5,963)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $470,864)				(699,658)
Written Put Options
Albemarle Corp.	09/2014	60.00	(98)	(2,695)
Family Dollar Stores, Inc.:
	09/2014	75.00	(85)	(1,487)
	10/2014	75.00	(7)	(105)
Manitowoc Co., Inc.:
	09/2014	25.00	(283)	(1,415)
	09/2014	26.00	(437)	(2,185)
	09/2014	27.00	(51)	(638)
Medtronic, Inc.	09/2014	62.50	(65)	(1,788)
Peabody Energy Corp.:
	09/2014	16.00	(51)	(1,351)
	09/2014	16.00	(51)	(1,836)
	09/2014	16.00	(302)	(12,986)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $119,560)				(26,486)

TOTAL WRITTEN OPTIONS
(Premiums received $590,424)				$(726,144)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation
Goldman, Sachs & Co.	BHP Billiton Plc	1 Month-LIBOR plus 0.40 bps	06/29/2015	$(3,055,556)	$230,723
Goldman, Sachs & Co.	CSR Plc	1 Month-LIBOR plus 0.45 bps	09/03/2015	54,747	9,854
Goldman, Sachs & Co.	Imperial Tabacco Group	1 Month-LIBOR plus 0.45 bps	07/21/2015	3,417,864	134,654
Goldman, Sachs & Co.	ITV Plc	1 Month-LIBOR plus 0.35 bps	07/30/2015	918,147	26,789
UBS	ProSiebenSat.1 Media AG	1 Month-LIBOR-BBA	07/03/2017	(49,692)	1,021
UBS	RTL Group SA	1 Month-LIBOR-BBA	07/03/2017	(100,690)	2,775
				$1,184,820	$405,816

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation
Goldman, Sachs & Co.	BHP Billiton Ltd.	1 Month-LIBOR plus 0.50 bps	06/29/2015	$3,169,129	$(149,484)
Goldman, Sachs & Co.	Iliad SA	1 Month-LIBOR plus 0.45 bps	08/14/2015	1,224,385	(28,905)
UBS	iShares® STOXX® Europe 600 Media UCITS ETF	1 Month-LIBOR-BBA	07/03/2017	(246,826)	(14,445)
UBS	Societe Television Francaise 1	1 Month-LIBOR-BBA	07/03/2017	(98,469)	(6,585)
				$4,048,219	$(199,419)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	7,800	Purchase	09/16/2014	7,276	$12
AUD	59,200	Sale	09/16/2014	55,221	155
CAD	2,598,800	Purchase	09/16/2014	2,389,152	6,877
CAD	6,630,100	Sale	09/16/2014	6,095,242	81,074
CHF	1,854,400	Sale	09/16/2014	2,020,224	38,941
EUR	4,886,500	Sale	09/16/2014	6,421,258	206,526
GBP	495,100	Purchase	09/16/2014	821,827	1,390
GBP	11,272,120	Sale	09/16/2014	18,710,839	465,794
NOK	1,333,000	Sale	09/16/2014	214,937	6,811
SEK	3,014,300	Sale	09/16/2014	431,254	17,971
					$825,551

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	2,462,500	Purchase	09/16/2014	2,296,984	$(3,408)
AUD	2,837,100	Sale	09/16/2014	2,646,405	(449)
CAD	8,067,200	Purchase	09/16/2014	7,416,410	(48,844)
CAD	18,638,000	Sale	09/16/2014	17,134,452	(45,824)
EUR	2,646,400	Purchase	09/16/2014	3,477,584	(82,119)
GBP	7,089,000	Purchase	09/16/2014	11,767,186	(275,603)
GBP	575,500	Sale	09/16/2014	955,285	(278)
NOK	1,333,000	Purchase	09/16/2014	214,937	(2,567)
SEK	3,014,300	Purchase	09/16/2014	431,254	(6,935)
					$(466,027)

Country	% of Net Assets(a)
Canada	3.72%
Japan	2.53%
Ireland	1.27%
Great Britain	1.08%
Marshall Islands	0.91%
Bermuda	0.72%
Switzerland	0.48%
Germany	0.38%
Netherlands	0.09%
Australia	0.05%
France	0.03%
United States	86.13%
Other Assets in Excess of Liabilities	2.61%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders
AUD - Australian Dollar
BBA - British Bankers Association
bps - Basis Points
CAD - Canadian Dollar
CHF - Swiss Franc
CPR - Conditional Prepayment Rate
CVR - Contingent Value Rights
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
EUR - Euro
GBP - British Pound
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
NOK - Norwegian Kronor
N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation
PIK - Payment-in-kind
Plc - Public Limited Liability
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company
SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States
SEK - Swedish Kronor
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipt
UCITS - Undertakings for the Collective Investment of Transferable Securities
VIX - Chicago Board Options Exchange Market Volatility Index

See Notes to Quarterly Portfolio of Investments.

The following is a summary of the inputs used as of August 31, 2014, in valuing the Arbitrage Event-Driven Fund’s investments carried at value:

Investments in Securities at Value
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$8,274,183	$–	$270	$8,274,453
Auto Manufacturers	8,206,223	–	–	8,206,223
Biotechnology	10,234,009	–	–	10,234,009
Chemicals	3,748,969	–	–	3,748,969
Coal	13,626,195	–	–	13,626,195
Commercial Services	5,930,846	–	–	5,930,846
Computers	11,790,892	–	–	11,790,892
Diversified Financial Services	7,350,457	–	–	7,350,457
Electric	15,747,313	–	–	15,747,313
Engineering & Construction	18,586,409	–	–	18,586,409
Entertainment	224,729	–	–	224,729
Food	19,032,114	–	–	19,032,114
Gas	240,284	–	–	240,284
Healthcare - Products	14,570,891	–	–	14,570,891
Healthcare - Services	943,247	–	–	943,247
Insurance	29,285,748	–	–	29,285,748
Internet	4,108,399	–	–	4,108,399
Machinery - Diversified	7,335,330	–	–	7,335,330
Media	40,768,116	82,200	–	40,850,316
Mining	4,013,289	–	–	4,013,289
Oil & Gas	5,410,357	–	–	5,410,357
Oil & Gas Services	7,984,778	–	–	7,984,778
Pharmaceuticals	37,504,516	–	–	37,504,516
Pipelines	3,493,477	–	–	3,493,477
Real Estate Investment Trusts	10,121,789	–	–	10,121,789
Retail	17,453,591	–	–	17,453,591
Savings & Loans	1,408,804	–	–	1,408,804
Semiconductors	32,935,580	–	–	32,935,580
Telecommunications	27,114,046	–	–	27,114,046
Telephones & Telecommunications	1,449,160	–	–	1,449,160
Limited Partnerships	2,887,031	–	–	2,887,031
Exchange-Traded Notes	1,164,372	–	–	1,164,372
Preferred Stocks	2,666,861	–	–	2,666,861
Rights	10,324	–	329,285	339,609
Bank Loans	–	24,018,366	–	24,018,366
Corporate Bonds	–	163,323,162	–	163,323,162
Convertible Corporate Bonds	–	31,930,341	–	31,930,341
Purchased Options	2,237,751	–	–	2,237,751
Short-Term Investments	60,280,052	–	–	60,280,052
TOTAL	$438,140,132	$219,354,069	$329,555	$657,823,756

Other Financial Instruments*
Assets
Forward Foreign Currency Exchange Contracts	$–	$825,551	$–	$825,551
Equity Swaps	405,816	–	–	405,816
Liabilities
Common Stocks**	(117,622,572)	–	–	(117,622,572)
Exchange-Traded Funds	(65,685,864)	–	–	(65,685,864)
Rights	–	–	(15)	(15)
Corporate Bonds	–	(5,738,372)	–	(5,738,372)
Written Options	(726,144)	–	–	(726,144)

Investments in Securities at Value (Continued)
	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$–	$(466,027)	$–	$(466,027)
Equity Swaps	(199,419)	–	–	(199,419)
TOTAL	$(183,828,183)	$(5,378,848)	$(15)	$(189,207,046)

* Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.
** Refer to Portfolio of Investments for sector information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2014:

Investments in Securities	Balance as of May 31, 2014	Return of Capital	Realized Gain	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of August 31, 2014	Net change in unrealized appreciation included in the Statements of Operations attributable to Level 3 investments held at August 31, 2014
Common Stocks	$266	$-	$-	$4	$-	$-	$-	$-	$270	$4
Rights	293,855	-	-	35,430	0	-	-	-	329,285	35,430
Corporate Bonds	135,575	(33,695)	-	7,720	-	(109,600)	-	-	-	-
Total	$429,696	$(33,695)	$-	$43,154	$0	$(109,600)	$-	$-	$329,555	$35,434

Other Financial Instruments	Balance as of May 31, 2014	Return of Capital	Realized Gain	Change in Unrealized Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of August 31, 2014	Net change in unrealized depreciation included in the Statements of Operations attributable to Level 3 investments held at August 31, 2014
Rights	$-	$-	$-	$(15)	$0	$-	$-	$-	$(15)	$(15)
Total	$-	$-	$-	$(15)	$0	$-	$-	$-	$(15)	$(15)

THE ARBITRAGE CREDIT OPPORTUNITIES FUND
Portfolio of Investments
August 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.31%
Oil & Gas Services - 0.31%
Hornbeck Offshore Services, Inc.(a)	2,800	$122,248

TOTAL COMMON STOCKS
(Cost $119,840)		122,248

EXCHANGE-TRADED NOTES - 0.35%
Debt Funds - 0.35%
iPath® S&P 500® VIX Short-Term Futures™ ETN(a)	4,882	137,233

TOTAL EXCHANGE-TRADED NOTES
(Cost $150,552)		137,233

PREFERRED STOCKS - 0.52%
Food - 0.52%
Tyson Foods, Inc., 4.750%(a)	4,116	206,747

TOTAL PREFERRED STOCKS
(Cost $205,223)		206,747

	Maturity Date	Rate	Principal Amount	Value
BANK LOANS - 7.86%
Cengage Learning Acquisitions, Inc.(b)	03/06/2020	7.000%	$498,750	$502,957
FairPoint Communications, Inc.(b)	02/14/2019	7.500%	297,739	304,253
OSG Bulk Ships, Inc.(b)	07/22/2019	5.250%	650,000	654,674
Station Casinos(b)	03/01/2020	4.250%	384,449	383,790
Vantage Drilling Co.(b)	03/28/2019	5.750%	570,916	569,608
Zayo Bandwidth LLC(b)	06/14/2019	4.000%	705,494	704,072

TOTAL BANK LOANS
(Cost $3,134,769)				3,119,354

CORPORATE BONDS - 66.10%
Aerospace & Defense - 4.27%
Alliant Techsystems, Inc.	09/15/2020	6.875%	655,000	706,581
B/E Aerospace, Inc.
	10/01/2020	6.875%	109,000	117,311
	04/01/2022	5.250%	803,000	869,248
				1,693,140
Banks - 2.16%
PNC Preferred Funding Trust II(c)(d)	Perpetual Maturity	1.453%	323,000	310,080
Popular North America Capital Trust I	09/15/2034	6.564%	367,000	308,280
Wells Fargo Capital X	12/15/2036	5.950%	233,000	237,660
				856,020

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 66.10% (Continued)
Commercial Services - 0.97%
Ceridian LLC / Comdata, Inc.(d)	11/15/2017	8.125%	$379,000	$384,117

Computers - 0.40%
SunGard Data Systems, Inc.(e)	11/15/2020	7.625%	147,000	158,209

Diversified Financial Services - 3.81%
GFI Group, Inc.	07/19/2018	10.375%	221,000	270,449
Nuveen Investments, Inc.(d)	10/15/2020	9.500%	399,000	465,768
Prospect Holding Co., LLC / Prospect Holding Finance Co.(d)	10/01/2018	10.250%	475,000	453,625
ROC Finance LLC(d)	09/01/2018	12.125%	300,000	323,250
				1,513,092
Electronics - 2.47%
Agilent Technologies, Inc.	11/01/2017	6.500%	858,000	981,696

Energy - Alternate Sources - 1.14%
First Wind Capital LLC(d)	06/01/2018	10.250%	425,000	453,688

Entertainment - 2.59%
Mohegan Tribal Gaming Authority(d)	09/15/2018	11.000%	500,000	501,875
Peninsula Gaming LLC / Peninsula Gaming Corp.(d)	02/15/2018	8.375%	500,000	527,500
				1,029,375
Financial Services - 1.79%
Marina District Finance Co., Inc.	08/15/2018	9.875%	675,000	710,438

Food - 1.27%
Safeway, Inc.	08/15/2017	6.350%	44,000	47,592
US Foods, Inc.	06/30/2019	8.500%	427,000	455,182
				502,774
Healthcare - Products - 3.26%
Alere, Inc.	10/01/2018	8.625%	1,000,000	1,050,000
Biomet, Inc.	10/01/2020	6.500%	230,000	245,237
				1,295,237
Healthcare - Services - 0.84%
MedImpact Holdings, Inc.(d)	02/01/2018	10.500%	309,000	333,334

Household Products & Wares - 0.84%
American Achievement Corp.(d)	04/15/2016	10.875%	327,000	335,175

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 66.10% (Continued)
Insurance - 2.26%
Ambac Assurance Corp.(d)(e)	06/07/2020	5.100%	$483,000	$553,035
Ambac Assurance Corp.(d)	08/28/2039	5.100%	146,000	114,792
Syncora Holdings Ltd.(c)
	Perpetual Maturity	5.000%	75,000	62,625
	Perpetual Maturity	6.880%	208,000	165,880
				896,332
Iron & Steel - 1.37%
Essar Steel Algoma, Inc.(d)	03/15/2015	9.375%	413,000	413,000
Essar Steel Algoma, Inc.(d)(f)	06/15/2015	9.875%	156,000	129,480
				542,480
Media - 9.07%
CCO Holdings LLC / CCO Holdings Capital Corp.(e)	01/15/2019	7.000%	924,000	968,999
Entercom Radio LLC(e)	12/01/2019	10.500%	355,000	396,712
LIN Television Corp.	04/15/2018	8.375%	591,000	617,595
Nara Cable Funding Ltd.(d)	12/01/2018	8.875%	823,000	870,323
Univision Communications, Inc.(d)	05/15/2021	8.500%	684,000	748,980
				3,602,609
Metal Fabricate & Hardware - 0.53%
Mueller Water Products, Inc.	06/01/2017	7.375%	209,000	212,135

Mining - 1.05%
Prince Mineral Holding Corp.(d)	12/15/2019	11.750%	372,000	416,640

Oil & Gas - 7.48%
Endeavour International Corp.(e)	03/01/2018	12.000%	136,000	123,760
Forest Oil Corp.	06/15/2019	7.250%	228,000	219,165
Newfield Exploration Co.	05/15/2018	7.125%	555,000	570,956
Noble Holding International Ltd.	03/01/2016	3.050%	709,000	730,944
QR Energy LP / QRE Finance Corp., LLC	08/01/2020	9.250%	484,000	552,970
Sabine Oil & Gas LLC / Sabine Oil & Gas Finance Corp.	02/15/2017	9.750%	441,000	457,537
Sherritt International Corp.	10/15/2015	7.750%	196,000	184,524
Southern Pacific Resource Corp.(d)	01/25/2018	8.750%	356,000	130,967
				2,970,823
Packaging & Containers - 2.87%
Ardagh Finance Holdings SA, PIK(g)	06/15/2019	8.625%	500,000	508,662
Packaging Dynamics Corp.(d)	02/01/2016	8.750%	614,000	628,582
				1,137,244
Real Estate Investment Trusts - 2.02%
NorthStar Realty Finance Corp.	09/30/2014	3.000%	803,000	803,321

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 66.10% (Continued)
Retail - 5.52%
Brown Shoe Co., Inc.	05/15/2019	7.125%	$755,000	$796,525
Burger King Corp.	10/15/2018	9.875%	365,000	387,812
Cash America International, Inc.	05/15/2018	5.750%	370,000	384,800
PC Nextco Holdings LLC / PC Nextco Finance, Inc., PIK (9.50% PIK)(d)	08/15/2019	8.750%	605,000	621,638
				2,190,775
Semiconductors - 0.99%
Freescale Semiconductor, Inc.	08/01/2020	10.750%	349,000	392,625

Telecommunications - 7.13%
Cincinnati Bell, Inc.	03/15/2018	8.750%	461,000	482,782
T-Mobile USA, Inc.	04/28/2019	6.464%	403,000	420,127
tw telecom holdings, Inc.	09/01/2023	6.375%	442,000	499,460
West Corp.	01/15/2019	7.875%	680,000	713,150
Windstream Corp.	09/01/2018	8.125%	686,000	716,013
				2,831,532

TOTAL CORPORATE BONDS
(Cost $26,322,103)				26,242,811

CONVERTIBLE CORPORATE BONDS - 9.75%
Diversified Financial Services - 1.28%
Element Financial Corp.(d)	06/30/2019	5.125%	500,000	508,139

Engineering & Construction - 1.37%
Aecon Group, Inc.
	09/30/2014	7.000%	377,000	347,806
	10/31/2015	6.250%	198,000	194,376
				542,182
Lodging - 1.42%
Morgans Hotel Group Co.	10/15/2014	2.375%	570,000	565,725

Mining - 0.93%
Primero Mining Corp.	03/31/2016	6.500%	364,000	371,280

Oil & Gas - 0.94%
BPZ Resources, Inc.(e)	10/01/2017	8.500%	352,000	372,460

Oil & Gas Services - 0.31%
Cal Dive International, Inc.	07/15/2017	5.000%	194,000	124,281

Pharmaceuticals - 1.33%
Omnicare, Inc.	12/15/2035	3.250%	500,000	526,875

Real Estate Investment Trusts - 0.96%
Annaly Capital Management, Inc.	02/15/2015	4.000%	358,000	381,270

Telecommunications - 0.46%
Globalstar, Inc., PIK (2.25% PIK)	04/01/2028	8.000%	27,153	181,144

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 9.75% (Continued)
Transportation - 0.75%
DryShips, Inc.	12/01/2014	5.000%	$299,000	$298,066

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $3,715,469)				3,871,422

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS(a)- 0.00%(h)
Put Options Purchased - 0.00%(h)
iShares® 7-10 Year Treasury Bond ETF	12/2014	$101.00	15	$525

TOTAL PUT OPTIONS PURCHASED
(Cost $911)				525

	Yield	Shares	Value
SHORT-TERM INVESTMENTS - 14.50%
Time Deposits
Euro Time Deposit	0.010%	5,758,222	5,758,222

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,758,222)			5,758,222

Total Investments - 99.39% (Cost $39,407,089)			39,458,562

Other Assets in Excess of Liabilities - 0.61%			243,885

NET ASSETS - 100.00%			$39,702,447

(a)	Non-income-producing security.
(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at August 31, 2014.
(c)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2014, these securities had a total value of $9,223,988 or 23.23% of net assets.

(e)	Security, or a portion of security, is being held as collateral for short sales. At period end, the aggregate market value of those securities was $1,788,563, representing 4.50% of net assets.
(f)	Security in default on interest payments.
(g)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration.  Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees.  As of August 31, 2014, the aggregate market value of those securities was $508,662, representing 1.28% of net assets.

(h)	Less than 0.005% of Net Assets.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (1.68%)
Diversified Financial Services - (0.46%)
Element Financial Corp.	(14,000)	$(181,679)

Engineering & Construction - (0.10%)
Aecon Group, Inc.	(2,652)	(40,391)

Food - (0.10%)
Tyson Foods, Inc., Class A	(1,030)	(39,202)

Oil & Gas - (0.25%)
BPZ Resources, Inc.	(39,535)	(96,861)
Endeavour International Corp.	(1,614)	(1,441)
		(98,302)

Pharmaceuticals - (0.25%)
Omnicare, Inc.	(1,600)	(102,032)

Real Estate Investment Trusts - (0.45%)
Annaly Capital Management, Inc.	(15,049)	(179,083)

Telecommunications - (0.07%)
Globalstar, Inc.	(6,827)	(27,172)

TOTAL COMMON STOCKS
(Proceeds $676,163)		(667,861)

EXCHANGE-TRADED FUNDS - (0.66%)
Debt Funds - (0.66%)
iShares® 7-10 Year Treasury Bond ETF	(806)	(84,549)
SPDR® Barclays High Yield Bond ETF Trust	(4,221)	(174,623)
		(259,172)

TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $250,794)		(259,172)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (2.36%)
Pharmaceuticals - (0.93%)
Allergan, Inc.	03/15/2023	2.800%	$(400,000)	$(369,205)

Pipelines - (0.11%)
Kinder Morgan Energy Partners LP	09/01/2022	3.950%	(42,000)	(42,750)

Telecommunications - (1.32%)
SoftBank Corp.	04/15/2020	4.500%	(41,000)	(41,718)
T-Mobile USA, Inc.	04/01/2023	6.625%	(460,000)	(484,150)
				(525,868)

TOTAL CORPORATE BONDS
(Proceeds $943,232)				(937,823)

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - (0.72%)
Oil & Gas Services - (0.72%)
Hornbeck Offshore Services, Inc.	09/01/2019	1.500%	$(250,000)	$(285,625)

TOTAL CONVERTIBLE CORPORATE BONDS
(Proceeds $290,824)				(285,625)

TOTAL SECURITIES SOLD SHORT
(Proceeds $2,161,013)				$(2,150,481)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
CAD	31,000	Purchase	09/16/2014	28,499	$174
CAD	501,300	Sale	09/16/2014	460,860	5,358
					$5,532

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
CAD	263,600	Purchase	09/16/2014	242,335	$(3,667)
CAD	1,110,500	Sale	09/16/2014	1,020,915	(3,114)
					$(6,781)

Country	% of Net Assets(a)
Canada	5.74%
Ireland	2.20%
Cayman Islands	1.84%
Luxembourg	1.28%
Marshall Islands	0.75%
United States	87.58%
Other Assets in Excess of Liabilities	0.61%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

CAD - Canadian Dollar
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
PIK - Payment-in-kind
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipt
VIX - Chicago Board Options Exchange Market Volatility Index

See Notes to Quarterly Portfolio of Investments.

The following is a summary of the inputs used as of August 31, 2014, in valuing the Arbitrage Credit Opportunities Fund’s investments carried at value:

Investments in Securities at Value
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$122,248	$–	$–	$122,248
Exchange-Traded Notes	137,233	–	–	137,233
Preferred Stocks	206,747	–	–	206,747
Bank Loans	–	3,119,354	–	3,119,354
Corporate Bonds	–	26,242,811	–	26,242,811
Convertible Corporate Bonds	–	3,871,422	–	3,871,422
Purchased Options	525	–	–	525
Short-Term Investments	5,758,222	–	–	5,758,222
TOTAL	$6,224,975	$33,233,587	$–	$39,458,562

Other Financial Instruments*
Assets
Forward Foreign Currency Exchange Contracts	$–	$5,532	$–	$5,532
Liabilities
Common Stocks**	(667,861)	–	–	(667,861)
Exchange-Traded Funds	(259,172)	–	–	(259,172)
Corporate Bonds	–	(937,823)	–	(937,823)
Convertible Corporate Bonds	–	(285,625)	–	(285,625)
Forward Foreign Currency Exchange Contracts	–	(6,781)	–	(6,781)
TOTAL	$(927,033)	$(1,224,697)	$–	$(2,151,730)

* Other financial instruments are instruments such as securities sold short and forward foreign currency exchange contracts.
** Refer to Portfolio of Investments for sector information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2014:

Investments in Securities	Balance as of May 31, 2014	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of August 31, 2014	Net change in unrealized appreciation included in the Statements of Operations attributable to Level 3 investments held at August 31, 2014
Corporate Bonds	$5,994	$(7,706)	$-	$1,712	$-	$-	$-	$-	$-	$-
Total	$5,994	$(7,706)	$-	$1,712	$-	$-	$-	$-	$-	$-

THE ARBITRAGE FUNDS
Notes to the Quarterly Portfolio of Investments
August 31, 2014 (Unaudited)
1. ORGANIZATION

The Arbitrage Funds (the “Trust”) was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The three series presently authorized are The Arbitrage Fund (the “Arbitrage Fund”), The Arbitrage Event-Driven Fund (the “Event-Driven Fund”) and The Arbitrage Credit Opportunities Fund (the “Credit Opportunities Fund”), each a “Fund” and collectively the “Funds”, each a diversified series, which offer four classes of shares. Class R shares, Class I shares, Class C shares and Class A shares of the Arbitrage Fund commenced operations on September 18, 2000, October 17, 2003 June 1, 2012, and June 1, 2013 respectively. Class R shares, Class I shares, Class C shares and Class A shares of the Event-Driven Fund commenced operations on October 1, 2010, October 1, 2010, June 1, 2012 and June 1, 2013, respectively. Class R shares, Class I and Class C shares of the Credit Opportunities Fund commenced operations on October 1, 2012 and Class A shares commenced operations on June 1, 2013.

The investment objective of the Arbitrage Fund seeks to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund seeks to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations. The investment objective of the Credit Opportunities Fund seeks to provide current income and capital growth, by investing in debt securities impacted by events such as reorganizations, restructurings, recapitalizations, debt maturities, refinancings, mergers, acquisitions, regulatory changes and other special situations.

The Funds’ four classes of shares, Class R, Class I, Class C and Class A represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution fee of up to 0.25%, 1.00% and 0.25%, respectively, of each Fund’s average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution fees.  Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed in 12 months of purchase.  Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.50% of the offering price and are also subject to a 0.50% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 12 months of purchase.  Class A shares of the Event-Driven Fund and the Credit Opportunities Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $500,000, purchased without a front-end sales charge and redeemed within 18 months of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds’ portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. When there is no bid price available, put and call options will be valued using the average of the last ask price and zero. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source. Bank loans are valued at the composite mid-price which is calculated using the simple average of the dealer marks. If available, debt securities are priced based upon an evaluated bid provided by independent, third-party pricing agents. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

• Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
• Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
• Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred.

For the period ended August 31, 2014, there were no significant changes to the Funds’ fair value methodologies. Additionally, during the period ended August 31, 2014, there were no transfers between level 1 and 2 securities. Transfers for level 3 securities, if any, are shown as part of the leveling table in the Portfolio of Investments.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Foreign Currency Translation — Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short.

Securities Lending — In order to generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Funds, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral. There were no securities on loan in the Funds during the period ended August 31, 2014.

Loan Participations and Assignments — The Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Funds purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Funds may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Funds may receive a penalty fee upon the prepayment of a floating rate loan by a borrower.

Derivative Instruments and Hedging Activities — The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A summary of put and call option contracts written in the Arbitrage Fund during the period ended August 31, 2014, is as follows:

	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	1,097	$108,251	21,722	$1,569,952
Options written	31,284	1,935,754	51,991	7,122,680
Options closed	(2,650)	(665,941)	(4,039)	(996,982)
Options exercised	(333)	(58,718)	(19,258)	(2,649,336)
Options expired	(25,170)	(593,598)	(15,181)	(2,565,429)
Options outstanding at end of period	4,228	$725,748	35,235	$2,480,885

A summary of put and call option contracts written in the Event-Driven Fund during the period ended August 31, 2014, is as follows:

	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	215	$11,153	3,533	$203,576
Options written	6,847	659,589	35,195	2,301,101
Options closed	(1,141)	(274,918)	(2,856)	(224,453)
Options exercised	(2,521)	(173,704)	(12,516)	(980,877)
Options expired	(1,970)	(102,560)	(17,277)	(828,483)
Options outstanding at end of period	1,430	$119,560	6,079	$470,864

A summary of put and call option contracts written in the Credit Opportunities Fund during the period ended August 31, 2014, is as follows:

	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	-	$-	22	$2,185
Options written	-	-	(22)	(2,185)
Options outstanding at end of period	-	$-	-	$-

Foreign Currency Exchange Contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds’ securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Warrants and Rights: The Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Equity Swap Contracts: The Funds may invest in swaps for the purpose of managing exposure to interest rate, credit or market risk. Additionally, the Funds enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Funds than if the Funds had invested directly in such securities. An equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security. Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Funds will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Funds’ custodian and/or counterparty’s broker. Risks may exceed amounts recognized on the Portfolio of Investments. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements.

Whether a Fund’s use of swap agreements will be successful in furthering the investment objective will depend on Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments.  Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments.  Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines).

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties.  The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination.  Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Pursuant to the Funds’ derivative ISDA Master Agreements, the Funds are required to maintain sufficient collateral or maintain a predetermined level of net assets.  Any election to terminate early could be material to the financial statements.  The values of all derivative instruments with the credit-risk-related contingent features that are net liability positions at August 31, 2014, exclude the effects of cash collateral received or posted pursuant to these derivative contracts and, therefore, are not representative of the Funds’ net exposure.

3. TAX BASIS INFORMATION

Tax Basis of Investments — As of August 31, 2014, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes was as follows:

The following information is computed on a tax basis for each item as of August 31, 2014:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Arbitrage Fund	$73,891,735	$(19,245,850)	$54,645,885	$2,469,282,806
Event-Driven Fund	17,001,920	(9,864,094)	7,137,826	650,685,930
Credit Opportunities Fund	366,363	(317,827)	48,536	39,410,026

Item 2 – Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	October 23, 2014

By:	/s/ Kim Storms
Kim Storms
Chief Financial Officer

Date:	October 23, 2014